REVENUE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 7,515.5	$ 6,761.3
Intercompany revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	(946.5)	(803.1)
Solid Waste
Disclosure of disaggregation of revenue from contracts with customers
Revenue	6,841.4	6,221.2
Solid Waste | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	4,420.2	3,950.1
Solid Waste | Landfills
Disclosure of disaggregation of revenue from contracts with customers
Revenue	940.1	837.7
Solid Waste | Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenue	753.7	671.8
Solid Waste | Material recovery
Disclosure of disaggregation of revenue from contracts with customers
Revenue	322.5	346.3
Solid Waste | Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	404.9	415.3
Solid Waste | Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,538.4	1,488.8
Solid Waste | Commercial/industrial | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	2,881.8	2,461.3
Environmental Services | Gross Revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 1,620.6	$ 1,343.2